Related party transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Administrative, legal and technical expenses	$ 1.4	$ 1.1
Due from Associates	0.1	0.1
Due to Associates	0.0	0.1
Donation made	$ 0.1	$ 0.0
Ownership interest held by former parent company	24.40%	39.00%